Schedule of Investments

July 31, 2023 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
U.S. Common Stock (59.1%)
Communication Services (3.8%)
AT&T	4,900	$71
Comcast, Cl A	6,000	272
Fox	1,400	47
Verizon Communications	3,000	102

		492

Consumer Discretionary (3.6%)
Advance Auto Parts	600	45
AutoZone*	20	50
DR Horton	300	38
eBay	1,000	45
H&R Block	1,300	44
Lowe’s	300	70
Murphy USA	500	153
Whirlpool	300	43

		488

Consumer Staples (7.5%)
Altria Group	2,100	95
Archer-Daniels-Midland	500	42
General Mills	1,700	127
JM Smucker	500	75
Kellogg	1,900	127
Kraft Heinz	3,300	119
Kroger	4,000	195
Molson Coors Beverage, Cl B	1,100	77
Sprouts Farmers Market*	3,300	130

		987

Energy (1.3%)
Chevron	300	49
ExxonMobil	1,100	118

		167

Financials (6.3%)
Bank of New York Mellon	1,200	54
Berkshire Hathaway, Cl B*	160	56
Brookline Bancorp	4,600	49
Employers Holdings	1,200	46
FS KKR Capital	2,200	45
Golub Capital BDC	3,200	45
Hartford Financial Services Group	2,200	159
New Mountain Finance	3,500	45
Oaktree Specialty Lending	6,200	126
OceanFirst Financial	2,600	48
Washington Federal	2,400	75
Western Union	6,800	83

		831

Health Care (16.5%)
Amgen	700	164
Bristol-Myers Squibb	4,500	279

LSV Global Managed Volatility Fund

	Shares	Value (000)
Health Care (continued)
Cardinal Health	1,000	$91
CVS Health	5,000	372
Gilead Sciences	2,800	213
GSK	6,500	116
Incyte*	700	45
Jazz Pharmaceuticals*	900	117
Johnson & Johnson	950	158
McKesson	450	182
Merck	400	43
Pfizer	5,200	187
Prestige Consumer Healthcare*	700	46
Quest Diagnostics	500	68
Sanofi	700	75

		2,156

Industrials (5.4%)
Allison Transmission Holdings	2,500	147
CSG Systems International	800	41
Cummins	500	130
Lockheed Martin	330	147
MSC Industrial Direct, Cl A	600	61
Schneider National, Cl B	1,600	49
Science Applications International	400	49
Snap-on	150	41
Werner Enterprises	1,000	47

		712

Information Technology (9.7%)
Amdocs	1,900	178
Arrow Electronics*	900	128
Cisco Systems	1,900	99
Dell Technologies, Cl C	1,100	58
HP	4,000	131
Insight Enterprises*	700	103
Intel	1,000	36
International Business Machines	1,200	173
Oracle	2,200	258
OSI Systems*	800	95

		1,259

Materials (3.3%)
Berry Global Group	700	46
Graphic Packaging Holding	4,000	97
NewMarket	300	136
Reliance Steel & Aluminum	350	103
Sonoco Products	800	47

		429

Utilities (1.7%)
Entergy	400	41
Evergy	700	41

Schedule of Investments

July 31, 2023 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Utilities (continued)
National Fuel Gas	900	$48
Otter Tail	500	41
UGI	1,700	46

		217

TOTAL U.S. COMMON STOCK (Cost $7,429)		7,738

Foreign Common Stock (39.0%)
Austria (0.7%)
ANDRITZ	800	42
UNIQA Insurance Group	5,300	44

		86

Belgium (0.6%)
Ageas	1,000	42
Etablissements Franz Colruyt	1,100	42

		84

Brazil (0.4%)
Telefonica Brasil	5,200	47

Canada (2.9%)
Bank of Nova Scotia	900	45
Canadian Imperial Bank of Commerce	1,000	44
Canadian Tire, Cl A	400	55
Loblaw	1,000	89
Quebecor, Cl B	1,800	44
Stella-Jones	2,000	102

		379

China (3.6%)
Bank of China, Cl H	348,000	129
Bank of Communications, Cl H	75,000	45
China Shenhua Energy, Cl H	14,000	42
CRRC	78,000	43
People’s Insurance Group of China, Cl H	274,000	105
PetroChina, Cl H	142,000	104

		468

Denmark (0.3%)
Scandinavian Tobacco Group	2,400	42

LSV Global Managed Volatility Fund

	Shares	Value (000)
Finland (0.6%)
Metsa Board, Cl B	5,200	$42
TietoEVRY	1,600	41

		83

France (4.4%)
Bouygues	1,300	47
Carrefour	2,300	46
Cie Generale des Etablissements Michelin SCA	1,400	46
Orange	7,900	89
Societe BIC	2,400	146
TotalEnergies	2,200	134
Verallia	1,100	49

		557

Germany (0.7%)
Deutsche Telekom	2,000	44
Hornbach Holding & KGaA	600	48

		92

Hungary (0.4%)
Magyar Telekom Telecommunications	48,800	58

Italy (1.3%)
Eni	10,900	166

Japan (8.7%)
AEON REIT Investment‡	40	42
Brother Industries	2,900	45
Canon	1,700	44
EDION	7,800	80
Fukuoka REIT‡	40	47
Honda Motor	3,100	99
Horiba	800	47
ITOCHU	1,100	44
Japan Post Holdings	11,000	80
Japan Post Insurance	5,100	82
Japan Tobacco	2,000	44
Mitsubishi Shokuhin	3,100	82
Mitsui	1,200	47
Mizuho Financial Group	5,100	86
NIPPON EXPRESS HOLDINGS INC	1,400	82
Nippon Telegraph & Telephone	37,400	43
Sekisui House	2,100	43

Schedule of Investments

July 31, 2023 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Japan (continued)
Yamaguchi Financial Group	11,200	$87

		1,124

Malaysia (0.7%)
AMMB Holdings	54,000	46
RHB Bank	35,700	45

		91

Netherlands (1.6%)
Koninklijke Ahold Delhaize	1,300	45
Shell	5,400	164

		209

Norway (0.3%)
Orkla	5,500	43

Portugal (0.3%)
REN - Redes Energeticas Nacionais SGPS	15,800	43

Russia (–%)
LUKOIL PJSC(A)(B)	1,300	—

Singapore (1.6%)
DBS Group Holdings	1,800	46
Jardine Cycle & Carriage	4,100	106
United Overseas Bank	2,800	63

		215

South Korea (2.6%)
Industrial Bank of Korea	5,400	44
Kia	600	39
KT	1,900	44
KT&G	700	45
Samsung Card	2,100	47
Samsung Fire & Marine Insurance	400	77
SK Telecom	1,200	43

		339

Spain (1.0%)
Cia de Distribucion Integral Logista Holdings	1,600	45
Endesa	2,000	43
Repsol	3,100	47

		135

LSV Global Managed Volatility Fund

	Shares	Value (000)
Sweden (0.3%)
Swedbank	2,400	$44

Switzerland (1.0%)
Novartis	400	42
Swisscom	70	45
Valiant Holding	400	44

		131

Taiwan (1.7%)
Chicony Electronics	38,000	126
Greatek Electronics	22,000	43
Powertech Technology	17,000	60

		229

Thailand (1.2%)
Kiatnakin Phatra Bank	27,300	44
Krung Thai Bank	197,200	118

		162

United Kingdom (2.1%)
BAE Systems	3,600	43
British American Tobacco	1,300	44
BT Group, Cl A	27,100	42
Imperial Brands	1,900	45
Tesco	28,700	95

		269

TOTAL FOREIGN COMMON STOCK (Cost $4,921)		5,096

Warrants (0.0%)
Thailand (0.0%)
Kiatnakin Phatra Bank 01/02/2025 *	2,275	—
Kiatnakin Phatra Bank 01/03/2027*	2,275	—

		—

TOTAL WARRANTS (Cost $–)		—

Schedule of Investments

July 31, 2023 (Unaudited)

LSV Global Managed Volatility Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (0.7%)
South Street Securities 5.010%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $96 (collateralized by various U.S. Treasury obligations, ranging in par value $0 -$92, 1.125% - 5.466%, 07/31/2025 – 05/15/2033; total market value $98)	$96	$96

TOTAL REPURCHASE AGREEMENT (Cost $96)		96

Total Investments – 98.8% (Cost $12,446)		$12,930

Percentages are based on Net Assets of $13,084 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A) Level 3 security in accordance with fair value hierarchy.

(B) Security is Fair Valued.

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

LSV-QH-005-1900

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